Taxation - Deferred tax assets on losses (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Luxembourg
Income tax expense
Accumulated tax losses	€ 155	€ 188
Minimum | Luxembourg
Income tax expense
Utilisation period of tax losses (in years)	59 years
Minimum | Germany
Income tax expense
Utilisation period of tax losses (in years)	8 years
Maximum | Luxembourg
Income tax expense
Utilisation period of tax losses (in years)	62 years
Maximum | Germany
Income tax expense
Utilisation period of tax losses (in years)	16 years